Stock Options Awards and Grants (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Market stock price	$ 0.3958	$ 0.3958
Exercise price	$ 1.15	$ 0.03	$ 1.83	$ 0.01
Unrecognized compensation expense	$ 48,076	$ 56,745	$ 110,366		$ 93,218
Common Stock [Member]
Exercise price		$ 2.00
Common Stock One [Member]
Exercise price	$ 2.00	1.50
Common Stock Two [Member]
Exercise price	$ 1.50	$ 1.00